Financial instruments (Details 9) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Level 3 of fair value hierarchy [member] | Interest rate swap contract [member]
Liabilities
Derivative financial liabilities	₨ 8,493	₨ (25,263)